Balance Sheets - Broad Capital Acquisition Corp [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 2,826	$ 15,282	$ 391,924
Prepaid expenses	40,500	29,091
Total Current Assets	43,326	44,373	391,924
Cash and Marketable Securities held in trust account	19,806,184	50,772,949	104,162,029
Total Assets	19,849,510	50,817,322	104,553,953
Current liabilities
Accrued expenses	1,897,113	1,253,332	648,885
Accounts payable	765,215	733,800	200,028
Franchise tax payable		42,759	195,138
Income tax payable	722,783	634,874	285,662
Extension loans	3,143,628	2,903,628
Working capital loan	931,134	754,748
Excise tax liability	895,904	584,031
Total Current Liabilities	8,355,777	6,907,172	1,329,713
Deferred underwriter commission	3,555,674	3,555,674	3,555,674
Total Liabilities	11,911,451	10,462,846	4,885,387
Commitments and Contingencies
Common Stock subject to possible redemption	19,083,401	50,095,136	103,962,029
Stockholders’ Deficit
Preference Shares, value
Common Stock, value	3	3	3
Additional paid-in capital
Accumulated deficit	(11,145,345)	(9,740,663)	(4,293,466)
Total Stockholders’ Deficit	(11,145,342)	(9,740,660)	(4,293,463)
Total Liabilities and Stockholders’ Deficit	$ 19,849,510	$ 50,817,322	$ 104,553,953